Schedule of profit before tax (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Loss Before Tax
Marketing and advertisement	$ 389,106	$ 499,467	$ 611,733
Legal and professional fees	355,550	456,394	243,433
Insurance	218,903	280,990	342,394
Transportation	46,580	59,791	44,248
Bad debts written off	134	172	602,264
Fine and penalty	3,572	4,585
Provision for expected credit losses	6,307,318	8,096,250	277,101
Short term lease expenses	5,191	6,663	141,075
Depreciation of property and equipment	273,187	350,671	107,659
Amortisation of right-of-use assets	2,761,485	3,544,719	1,073,469
Recruitment	386	495	2,309
Membership and subscription	48,718	62,536	20,614
Telephone	39,372	50,539	41,806
- Director’s salaries and bonuses	332,212	426,437	333,000
- Director’s CPF	25,893	33,237	30,226
- Employees’ salaries and bonus	6,020,570	7,728,171	5,076,048
- Employees’ CPF	517,846	664,722	470,765
- Other staff expenses	$ 298,961	$ 383,755	$ 487,894